Lease Liability (Tables)	12 Months Ended
Dec. 31, 2024
Lease Liability [Abstract]
Schedule of Lease Liability
	Maturity	Incremental borrowing rate	December 31, 2023	December 31, 2022
Current	2023	10.25%	$135,337	$214,058
Non-current	2024	10.25%	—	116,763
			$135,337	$330,821

Schedule of Lease Liability Recognized

The details of the lease liability recognized as at December 31, 2024 are as follows:

Office lease
Balance, December 31, 2022	$330,821
Accrued interest	25,942
Cash payments	(60,000)
Accounts payable	(180,000)
Movement in exchange rates	18,574
Balance, December 31, 2023	135,337
Accrued interest	4,663
Lease payables transferred back from AP for cash settlement, net of amounts reclass to AP	160,000
Cash payments	(300,000)
Movement in exchange rates	—
Balance, December 31, 2024	$—